Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Inventories [Abstract]
Schedule of Inventories
	December 31
	2023	2022
	U.S. dollars in thousands
Work in process	6,176	9,870
Finished goods	7,660	13,946
	13,836	23,816